Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000016734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.22%)	1.24%	1.75%
C000016737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.88%	1.04%	1.27%
C000016738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016734
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%	1.80%	2.03%
Without Sales Load [Member] | C000016737
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%	1.04%	1.27%
Without Sales Load [Member] | C000016738
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%	2.06%	2.29%
Without Sales Load [Member] | C000016739
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%	2.05%	2.29%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%